Stock-Based Compensation - Phantom Value Plan (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended
	Jan. 05, 2011 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Stock Options [Member] Executive Officers [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Executive Officers [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Phantom Share Units (PSUs) [Member] Minimum [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2012 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Oct. 31, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Apr. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Executive Officers [Member] Realogy [Member]	Nov. 30, 2011 Phantom Value Plan [Member] Stock Options [Member] Chief Executive Officer [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Stock Options [Member] Chief Executive Officer [Member] Realogy [Member]	Jan. 05, 2011 Phantom Value Plan [Member] Restricted Stock [Member] Realogy [Member]	Apr. 30, 2007 Realogy Holdings 2007 Stock Incentive Plan [Member] Stock Options [Member] Executive Officers [Member] Holdings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive awards, initial grants amount				$ 22,000,000
Granted stock options, contractual term			10 years			7 years
Convertible debt				1,300,000,000
Minimum discharge or sale of convertible debt to meet incentive award eligibility					267,000,000
Stock options vesting period	3 years	3 years
Term for options to become exercisable following qualified public offering	one	1 year
Participant Election to Receive Stock in Lieu of Cash, Capital Stock Multiplier											15.00%
Stock options vesting period											1 year
Deferred Compensation Arrangement with Individual, Options, Percent of Grants Vested									100.00%	50.00%
Stock options granted (in shares)						80	50	30
Stock options, exercise price on grant date												$ 250.00
Proceeds from Stock Options Exercised												18,500,000
Share-based Compensation, Shares Authorized Under Stock Option Plans, Implied Value on Grant Date												$ 250.00
Share-based Compensation, Stock Option Plans, Aggregate Implied Value on Grant Date												$ 3,300,000
Contractual term, stock options	7 years 6 months			10 years